Leases - Summary of Future Minimum Lease Payments for Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
2022	¥ 10,070
2023	195
2024	35
Total undiscounted lease payment	10,300
Less: imputed interest	(194)
Total lease liabilities	¥ 10,106